Document and Entity Information	Jul. 24, 2020
Cover [Abstract]
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001499453
Document Type	8-K
Document Period End Date	Jul. 24, 2020
Entity Registrant Name	Spirit of Texas Bancshares, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-38484
Entity Tax Identification Number	90-0499552
Entity Address, Address Line One	1836 Spirit of Texas Way
Entity Address, City or Town	Conroe
Entity Address, Postal Zip Code	77301
City Area Code	(936)
Local Phone Number	521-1836
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	STXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false